UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  November 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

M.D. Sass Equity Income Plus Fund
M.D. Sass Short Term U.S. Government Agency Income Fund

November 30, 2017

Investment Advisers

M.D. Sass Investors Services, Inc.
M.D. Sass, LLC
1185 Avenue of the Americas
18th Floor
New York, New York 10036

Phone: 1-855-MDS-FUND (1-855-637-3863)

Table of Contents

LETTERS TO SHAREHOLDERS	3
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	14
SCHEDULE OF WRITTEN OPTIONS	17
STATEMENTS OF ASSETS AND LIABILITIES	25
STATEMENTS OF OPERATIONS	26
STATEMENTS OF CHANGES IN NET ASSETS	27
FINANCIAL HIGHLIGHTS	29
NOTES TO FINANCIAL STATEMENTS	32
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	42
NOTICE OF PRIVACY POLICY & PRACTICES	48
ADDITIONAL INFORMATION	49

Dear Shareholder of the M.D. Sass Equity Income Plus Fund (the “Fund” or “MDEIX” or “MDEPX”),

Performance

MDEIX returned +3.54% for the six month period ended November 30, 2017 (MDEPX returned +3.34% over the same period).  The CBOE S&P 500 BuyWrite Index (BXM) returned +5.09% over the same time period.  Importantly, our results include a performance drag of approximately -1.54% from the purchase of S&P 500 Index Puts (SPY) as a potential hedge against a sharp market decline, which the BXM Index does not have.

The relative underperformance of “value” stocks relative to “growth” stocks (as measured by the Russell 1000 Value and Growth indices) proved to be a challenging headwind for the Fund during the period.  To that point, the Information Technology sector was up nearly 14.89% during this period and contributed 341 basis points of the S&P 500 Index’s total return of 1,089 basis points.  As investors in the Fund are aware, we avoid investing in high multiple growth stocks, but many of the biggest positive contributors to the S&P 500 Index’s performance were of this variety.

The Fund’s overweight allocation to Healthcare, specifically Specialty Pharmaceuticals, also detracted from performance.  Allergan PLC (AGN) and Celgene (CELG) were weak due to investor concerns about generic competition and risks to product pipelines.  While we understand the near term risks are of concern, we believe the longer term earnings power of both companies is under-estimated and that the product pipeline opportunities are not reflected in valuations.

The stock/call combinations that most positively impacted performance during this period were NRG Energy (NRG), MetLife (MET) and Synchrony Financial (SYF), while the most significant stock/call detractors were Kroger (KR), Allergan PLC (AGN) and Celgene (CELG).

As noted, the positive returns in the S&P 500 Index also caused our SPY put option hedges to negatively impact performance.  The market has experienced historically low levels of implied volatility which has created a difficult backdrop for the put hedges.  In light of the multitude of geopolitical risks (North Korea, Brexit, Middle East tensions, Trump administration policies), we are surprised by the market’s complacency and are comfortable maintaining significant put protection.

Market Outlook & Portfolio Positioning

We see multiple signs of investor complacency that makes us concerned about the future expected returns of the stock market.  Record low levels of volatility, relatively high hedge fund net exposure, record high stock prices, crypto currency mania and ultra low rates collectively indicate signs of not only complacency but pockets of euphoria as well.  Although the economy is improving and recent tax reforms could stimulate further growth, we also believe that a correction could occur if we see inflation expectations rise, central banks back off the pedal or geopolitical destabilization.  In light of the aforementioned complacency, we are managing the portfolio at a historically low level of net exposure via put protection and call writing with strikes close to the money.  Growth outperforming value, coupled with low levels of implied volatility, are a difficult combination for strategies such as ours.  However, we have lived through this type of environment before and expect mean reversion to occur perhaps when interest rates see a more meaningful tick higher.

Past performance is not a guarantee of future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Opinions expressed are those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in a limited number of companies. Therefore, changes in the value of a single security may have a more significant effect on the value of the Fund’s portfolio than for other funds that invest in a greater number of companies.  The Fund invests in mid-cap companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies. The Fund invests in options, which may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited. There is no assurance that a closing transaction on a call option can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. If an index put option purchased by the Fund were permitted to expire without being exercised, its premium would represent a loss realized by the Fund. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund may participate in initial public offerings (“IPOs”) or secondary offerings which may result in a magnified impact on the performance of the Fund. IPOs and secondary offerings are frequently volatile in price and may increase the turnover of the Fund, which may lead to increased expenses. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets.

CBOE S&P 500 BuyWrite Index (BXM): The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

S&P 500 Index: The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. One cannot invest directly in an index.

Russell 1000 Value Index: A broadly diversified index predominantly made up of value stocks of large U.S. companies.

Russell 1000 Growth Index: A broadly diversified index predominantly made up of value stocks of large U.S. companies.

Basis Point: A unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

This Fund is distributed by Quasar Distributors, LLC.

Dear Shareholder of the M.D. Sass Short Term U.S. Government Agency Income Fund (the “Fund”),

Performance Review:

Through November 30, 2017, the M.D. Sass Short Term U.S. Government Agency Income Fund (MDSIX) returned +0.93% annualized since inception (6/30/2011) net of all fees and expenses. For the same period, the BofA Merrill Lynch 1-3 Year U.S. Treasury Index returned +0.61%. We believe these results demonstrate that the Fund was a value-added alternative to other short duration instruments.  In the most recent six month period ended November 30, 2017, the Fund returned 0.13% net of fees and expenses, which outperformed the BofA Merrill Lynch 1-3 Year U.S. Treasury Index of -0.10%.

Average Annual Total Return as of 11/30/2017
	1 Year	5 Year	Since Inception 6/30/11
MDSIX Institutional Class	0.98%	0.55%	0.93%
BofA Merrill Lynch 1-3 Year
U.S. Treasury Index	0.44%	0.57%	0.61%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-637-3863.

MDSIX Gross Expense ratio: 0.67%; MDSIX Net Expense ratio: 0.58%*

*	Ratios correlate to the prospectus dated September 28, 2017. The Fund has contractually agreed to waive its management fees and/or reimburse Fund expenses through at least September 28, 2018.

The Fund’s returns have been driven by its strong relative yield and M.D. Sass’ ability to identify and purchase highly liquid, undervalued U.S. Government and U.S. Government Agency securities with quantifiable, stable cash flows that provide higher yields than comparable U.S. Treasury issues and to sell them if and when they become fairly valued.  At November 30, 2017, MDSIX’s 30 Day Subsidized SEC Yield was +4.65% (Unsubsidized 4.32%) compared to the BofA Merrill Lynch 1-3 Year U.S. Treasury Index’s +1.80% yield. These returns and yields were also produced while maintaining a focus on short-term securities. The Fund’s effective duration at November 30, 2017 was 1.75 years.

Market Review:

Amid strong U.S. economic data and market optimism of the government reaching a tax plan in the near future, U.S. Treasury yields ended the period higher, and the yield curve flattened with shorter maturity yields (five-year and less maturity) increasing more than longer maturity yields. U.S. Q3 real Gross Domestic Product growth was revised higher to 3.3% from 3.0%. October nonfarm payrolls rebounded to +261k and the September figure was revised upward to +18k from -33k. The nomination of Jerome Powell as new Fed Chairman has also reinforced market conviction of a steady but gradually increasing Fed Funds rate path. However, with New York Fed President Dudley announcing his retirement in mid-2018, Fed official turnover continues to raise uncertainty about the composition of the Federal Open Market Committee.

Markets also focused on the tax reform bills. Given the diverging Senate and House tax reform plans, it may take some time before a final plan is reached and enacted. The effective corporate tax rate, expensing of capital expenditures and interest deductibility all have implications for the corporate bond market and the overall economy. A flattening Treasury yield curve could imply that the market is pricing in a steady Fed hiking pace, but with less long term economic impact.

Market Outlook:

All factors considered, we continue to remain optimistic on the relative performance of U.S. agency mortgage backed securities (MBS) going forward.

The impact of the tax reform plan on U.S. interest rate outlook depends not only on the direct economic effect but also the Fed’s reaction to such economic effects. Given that markets have largely priced for a continuation of status quo as evidenced by strong risky asset returns, any unexpected change of events would substantially increase market volatility. We continue to focus on the highest quality fixed income issues in what may eventually become a volatile investment environment.

Past performance is not a guarantee of future results.

Opinions expressed as those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. However, this Fund only intends to invest in 1 to 3 year duration securities. Investments in U.S. agency mortgage backed securities include additional risks that investors should be aware of such as prepayment risk, extension risk, and possible illiquidity. The federal government guarantees interest payments from government securities while the Fund offers no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index: An unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years. It is not possible to invest in an index.

Cash Flow: Measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Yield Curve: A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. The curve is used to predict changes in economic output and growth.

Duration:  A measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

Effective Duration:  Is calculated using the approximate duration formula for a bond with an embedded option, reflecting the expected change in the cash flow caused by the option.   Measures the responsiveness of a bond’s price - taking into account that expected cash flows will change as interest rates change due to the embedded option.

This Fund is distributed by Quasar Distributors, LLC.

This report must be preceded or accompanied by a prospectus.

M.D. Sass Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees, distribution (12b-1) fees (Investor Class shares of the M.D. Sass Equity Income Plus Fund only), shareholder servicing fees (Investor Class shares of the M.D. Sass Equity Income Plus Fund only) and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 – November 30, 2017).

Actual Expenses

The first line under each share class in the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These Expenses are not included in the Examples. The Examples include, but are not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line under each share class in the following tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

M.D. Sass Equity Income Plus Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)(2)
Institutional Class
Actual	$1,000.00	$1,035.40	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80

Investor Class
Actual	$1,000.00	$1,033.40	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.42

(1)	The period is June 1, 2017 – November 30, 2017.
(2)
Expenses for the Institutional Class and Investor Class are equal to the annualized expense ratio of 0.75% and 1.07%, respectively, multiplied by the average account value over the period, multiplied by 183/365.

M.D. Sass Funds
Expense Examples (Continued)
(Unaudited)

M.D. Sass Short Term U.S. Government Agency Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)(2)
Institutional Class
Actual	$1,000.00	$1,001.30	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	$2.79

(1)	The period is June 1, 2017 – November 30, 2017.
(2)	Expenses for the Institutional Class are equal to the annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365.

M.D. Sass Equity Income Plus Fund
Investment Highlights
(Unaudited)

The Fund seeks to generate income as well as capital appreciation, while emphasizing downside protection.  To achieve its investment objective, the Fund will normally invest in a diversified portfolio of rigorously researched, dividend paying, common stocks that the Fund’s investment adviser believes are undervalued.  The Fund’s investment adviser will also seek to enhance equity returns by writing (selling) covered call options with exercise prices that are generally above the current market prices of the underlying stocks.  Additionally, for hedging purposes, to protect the Fund from significant market declines that may occur before the expiration of the put option, the Fund will periodically buy put options on equity security indices.  The Fund’s allocation of portfolio holdings as of November 30, 2017 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)*

*  Written Options (3.24)%

Continued

M.D. Sass Equity Income Plus Fund – Institutional Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2017

			Annualized
				Since
	Six	One	Three	Inception
	Months	Year	Year	(6/28/13)
M.D. Sass Equity Income Plus Fund – Institutional Class	3.54%	7.97%	2.25%	5.39%
CBOE S&P 500 BuyWrite Index	5.09%	12.39%	8.56%	8.65%
S&P 500 Index	10.89%	22.87%	10.91%	14.33%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The CBOE S&P 500 BuyWrite Index is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

One cannot invest directly in an index.

Growth of $1,000,000 Investment

* Inception Date

M.D. Sass Equity Income Plus Fund – Investor Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2017

			Annualized
				Since
	Six	One	Three	Inception
	Months	Year	Year	(6/28/13)
M.D. Sass Equity Income Plus Fund – Investor Class	3.34%	7.58%	1.89%	5.05%
CBOE S&P 500 BuyWrite Index	5.09%	12.39%	8.56%	8.65%
S&P 500 Index	10.89%	22.87%	10.91%	14.33%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The CBOE S&P 500 BuyWrite Index is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

One cannot invest directly in an index.

Growth of $10,000 Investment

* Inception Date

M.D. Sass Short Term U.S. Government Agency Income Fund
Investment Highlights
(Unaudited)

The Fund’s investment objective seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.  To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage backed securities (“Agency MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac), and collateralized mortgage obligations (“CMOs”), backed by Agency MBS.  Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.  The Fund’s allocation of portfolio holdings as of November 30, 2017 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)

Continued

M.D. Sass Short Term U.S. Government Agency Income Fund
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2017

			Annualized
					Since
	Six	One	Three	Five	Inception
	Months	Year	Years	Years	(6/30/11)
M.D. Sass Short Term U.S. Government
Agency Income Fund	0.13%	0.98%	0.48%	0.55%	0.93%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	-0.10%	0.44%	0.53%	0.57%	0.61%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

One cannot invest directly in an index.

Growth of $10,000 Investment

* Inception Date

M.D. Sass Equity Income Plus Fund

Schedule of Investments

November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* – 80.27%

Airlines – 2.31%
Delta Air Lines, Inc.	26,600	$1,407,672

Biotechnology – 9.61%
Celgene Corp. (b)	12,500	1,260,375
Gilead Sciences, Inc.	34,600	2,587,388
Shire PLC – ADR	13,600	2,023,000
		5,870,763
Commercial Services & Supplies – 3.70%
Covanta Holding Corp.	148,700	2,260,240

Communications Equipment – 2.53%
CommScope Holding Co, Inc. (b)	43,000	1,547,570

Consumer Finance – 7.34%
Discover Financial Services	37,600	2,654,560
Synchrony Financial	51,000	1,830,390
		4,484,950
Containers & Packaging – 2.64%
Packaging Corp. of America	13,600	1,612,960

Health Care Equipment & Supplies – 1.90%
Koninklijke Philips NV – ADR	30,000	1,162,200

Hotels, Restaurants & Leisure – 3.59%
Royal Caribbean Cruises Ltd. (a)	17,700	2,192,676

Household Durables – 2.28%
Tempur Sealy International, Inc. (b)	24,000	1,389,840

Independent Power and Renewable Electricity Producers – 7.52%
NRG Energy, Inc.	101,500	2,806,475
NRG Yield, Inc.	93,800	1,786,890
		4,593,365
Insurance – 9.22%
American International Group, Inc.	34,500	2,068,620
Chubb Ltd. (a)	10,000	1,521,100
MetLife, Inc.	38,000	2,039,840
		5,629,560
Machinery – 2.22%
Snap-on, Inc.	8,000	1,355,440

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Investments (Continued)

November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* – 80.27% (Continued)

Media – 10.49%
Comcast Corp.	74,500	$2,796,730
Entercom Communications Corp.	163,000	1,890,800
Liberty Global Plc LiLAC (a)(b)	82,500	1,716,000
		6,403,530
Multiline Retail – 2.67%
Dollar General Corp.	18,500	1,629,480

Oil, Gas & Consumable Fuels – 3.46%
EQT Corp.	35,500	2,115,800

Pharmaceuticals – 3.97%
Allergan PLC (a)	4,900	851,767
Pfizer, Inc.	43,400	1,573,684
		2,425,451
Semiconductors & Semiconductor Equipment – 2.05%
Teradyne, Inc.	31,000	1,254,570

Transportation Infrastructure – 2.77%
Macquarie Infrastructure Corp.	25,300	1,689,534
TOTAL COMMON STOCKS (Cost $46,788,135)		49,025,601

MASTER LIMITED PARTNERSHIPS* – 7.12%

Capital Markets – 3.95%
Apollo Global Management, LLC	77,100	2,414,001

Oil, Gas & Consumable Fuels – 3.17%
EQT Midstream Partners LP	28,200	1,935,084
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,271,568)		4,349,085

REAL ESTATE INVESTMENT TRUSTS* – 5.45%
Gaming and Leisure Properties, Inc.	39,512	1,435,076
Spirit Realty Capital, Inc.	222,000	1,895,880
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,994,290)		3,330,956

		Notional
	Contracts	Value
PURCHASED OPTIONS – 0.11%

EXCHANGE TRADED OR CENTRALLY CLEARED PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: December 2017, Exercise Price: $254.00	350	$9,275,350	10,850
Expiration: January 2018, Exercise Price: $232.00	2,200	58,302,200	55,000
TOTAL PURCHASED OPTIONS (Cost $191,605)			65,850

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Investments (Continued)

November 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 11.49%
STIT-Treasury Portfolio, Institutional Class, 0.980% (c)	7,014,838	$7,014,838
TOTAL SHORT-TERM INVESTMENTS (Cost $7,014,838)		7,014,838

Total Investments (Cost $60,260,436) – 104.44%		63,786,330
Liabilities in Excess of Other Assets – (4.44)%		(2,710,230)
TOTAL NET ASSETS – 100.00%		$61,076,100

Percentages are stated as a percent of net assets.

*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of November 30, 2017.
ADR  American Depositary Receipt

Abbreviations:
LiLAC	Liberty Latin American and Caribbean Group
NV	Naamloze Vennootschap is a Dutch term for publicly traded company
PLC	Public Limited Company

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Written Options

November 30, 2017 (Unaudited)

		Notional
	Contracts	Amount	Value
EXCHANGE TRADED OR CENTRALLY CLEARED CALL OPTIONS
Allergan PLC (a)
Expiration: January 2018, Exercise Price: $180.00	(49)	$(851,767)	$(23,275)
American International Group, Inc.
Expiration: January 2018, Exercise Price: $65.00	(345)	(2,068,620)	(4,140)
Apollo Global Management, LLC
Expiration: December 2017, Exercise Price: $30.00	(771)	(2,414,001)	(121,818)
Celgene Corp.
Expiration: January 2018, Exercise Price: $115.00	(125)	(1,260,375)	(9,375)
Chubb Ltd. (a)
Expiration: February 2018, Exercise Price: $150.00	(100)	(1,521,100)	(55,500)
Comcast Corp.
Expiration: January 2018, Exercise Price: $35.00	(85)	(319,090)	(25,755)
Expiration: January 2018, Exercise Price: $40.00	(660)	(2,477,640)	(29,040)
CommScope Holding Co, Inc.
Expiration: February 2018, Exercise Price: $35.00	(430)	(1,547,570)	(99,975)
Covanta Holding Corp.
Expiration: December 2017, Exercise Price: $15.00	(1,487)	(2,260,240)	(66,915)
Delta Air Lines, Inc.
Expiration: December 2017, Exercise Price: $52.50	(266)	(1,407,672)	(39,900)
Discover Financial Services
Expiration: January 2018, Exercise Price: $65.00	(376)	(2,654,560)	(233,120)
Dollar General Corp.
Expiration: January 2018, Exercise Price: $87.50	(185)	(1,629,480)	(75,850)
Entercom Communications Corp.
Expiration: January 2018, Exercise Price: $13.00	(1,630)	(1,890,800)	(26,080)
EQT Corp.
Expiration: December 2017, Exercise Price: $67.50	(355)	(2,115,800)	(2,662)
EQT Midstream Partners LP
Expiration: January 2018, Exercise Price: $75.00	(282)	(1,935,084)	(2,820)
Gaming and Leisure Properties, Inc.
Expiration: January 2018, Exercise Price: $37.00	(395)	(1,434,640)	(15,800)
Gilead Sciences, Inc.
Expiration: January 2018, Exercise Price: $75.00	(346)	(2,587,388)	(74,390)
Koninklijke Philips NV (a)
Expiration: June 2018, Exercise Price: $45.00	(300)	(1,162,200)	(19,800)
Liberty Global Plc LiLAC (a)
Expiration: January 2018, Exercise Price: $22.50	(825)	(1,716,000)	(39,188)
Macquarie Infrastructure Corp.
Expiration: January 2018, Exercise Price: $75.00	(253)	(1,689,534)	(506)
MetLife, Inc.
Expiration: January 2018, Exercise Price: $52.50	(380)	(2,039,840)	(91,580)
NRG Energy, Inc.
Expiration: December 2017, Exercise Price: $27.00	(1,015)	(2,806,475)	(126,875)
NRG Yield, Inc.
Expiration: February 2018, Exercise Price: $20.00	(938)	(1,786,890)	(45,024)
Packaging Corp. of America
Expiration: January 2018, Exercise Price: $125.00	(136)	(1,612,960)	(10,880)

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Written Options (Continued)

November 30, 2017 (Unaudited)

		Notional
	Contracts	Amount	Value
EXCHANGE TRADED OR CENTRALLY CLEARED CALL OPTIONS (Continued)
Pfizer, Inc.
Expiration: January 2018, Exercise Price: $35.00	(434)	$(1,573,684)	$(69,874)
Royal Caribbean Cruises Ltd. (a)
Expiration: January 2018, Exercise Price: $120.00	(177)	(2,192,676)	(113,280)
Shire PLC (a)
Expiration: December 2017, Exercise Price: $150.00	(136)	(2,023,000)	(38,488)
Snap-on, Inc.
Expiration: December 2017, Exercise Price: $160.00	(80)	(1,355,440)	(80,000)
Spirit Realty Capital, Inc.
Expiration: April 2018, Exercise Price: $10.00	(2,220)	(1,895,880)	(27,750)
Synchrony Financial
Expiration: December 2017, Exercise Price: $31.00	(510)	(1,830,390)	(255,000)
Tempur Sealy International, Inc.
Expiration: December 2017, Exercise Price: $60.00	(240)	(1,389,840)	(19,200)
Teradyne, Inc.
Expiration: January 2018, Exercise Price: $34.00	(310)	(1,254,570)	(220,100)
TOTAL WRITTEN OPTIONS (Premiums received $1,879,335)			$(2,063,960)

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments

November 30, 2017 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 80.05%
Fannie Mae Pool
555872, 5.000%, 11/01/2018	$2,350	$2,394
AL0217, 5.000%, 11/01/2018	16,205	16,503
774537, 4.500%, 04/01/2019	25,476	25,921
255176, 4.500%, 04/01/2019	8,671	8,822
725527, 5.500%, 05/01/2019	2,120	2,133
725792, 4.500%, 08/01/2019	13,456	13,691
725707, 5.000%, 08/01/2019	45,252	46,087
735990, 4.500%, 11/01/2019	26,447	26,908
995182, 5.500%, 06/01/2020	31,639	32,086
745440, 4.500%, 07/01/2020	45,524	46,318
745238, 6.000%, 12/01/2020	9,578	9,856
MA0630, 4.000%, 01/01/2021	174,309	179,665
MA0688, 4.000%, 03/01/2021	292,736	301,732
MA0704, 4.000%, 04/01/2021	154,296	159,037
253802, 6.500%, 05/01/2021	21,875	24,243
890156, 5.000%, 05/01/2023	14,479	15,147
BM1944, 4.500%, 02/01/2024	283,391	289,836
995865, 4.500%, 07/01/2024	154,672	162,854
AD3081, 4.000%, 04/01/2025	82,658	86,214
890216, 4.500%, 07/01/2025	69,426	72,989
BM1946, 5.500%, 09/01/2025	133,486	138,417
255984, 4.500%, 11/01/2025	14,913	15,865
AE0368, 3.500%, 12/01/2025	200,147	206,933
256247, 6.000%, 05/01/2026	14,462	16,207
BM1945, 5.000%, 06/01/2026	113,391	116,383
AL9541, 3.500%, 12/01/2026	327,457	338,754
888281, 6.000%, 04/01/2027	78,893	88,415
47935, 4.841% (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	1,501	1,580
AL8046, 3.500%, 01/01/2028	1,221,668	1,263,093
AL6206, 3.500%, 06/01/2028	290,015	300,076
252284, 6.500%, 01/01/2029	102,885	117,040
323591, 6.500%, 03/01/2029	26,087	28,999
BM1231, 3.500%, 11/01/2031	699,180	723,307
MA0949, 3.500%, 01/01/2032	153,589	159,577
295541, 3.887% (11th District Cost of Funds Index + 1.250%), 10/01/2032 (a)	54,728	58,035
676661, 5.500%, 01/01/2033	93,525	104,068
555326, 5.500%, 04/01/2033	216,461	246,019
555531, 5.500%, 06/01/2033	197,583	220,683
555592, 5.500%, 07/01/2033	53,358	59,415
748375, 2.840% (12 Month LIBOR USD + 1.110%), 08/01/2033 (a)	2,530	2,650
733533, 4.500%, 08/01/2033	88,931	95,028
806484, 4.613% (11th District Cost of Funds Index + 1.250%), 08/01/2033 (a)	52,583	57,054
725205, 5.000%, 03/01/2034	315,918	344,357
995801, 5.500%, 12/01/2034	61,311	68,402
888073, 5.500%, 02/01/2035	38,991	43,408
735989, 5.500%, 02/01/2035	38,742	43,145
735670, 5.500%, 03/01/2035	76,943	85,663

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments (Continued)

November 30, 2017 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 80.05% (Continued)
Fannie Mae Pool (Continued)
745751, 5.500%, 09/01/2035	$48,388	$53,985
#TBA, 4.000%, 12/15/2041	2,100,000	2,194,173
MA2907, 4.000%, 02/01/2047	350,695	366,810

Fannie Mae REMICS
2002-83, 5.000%, 12/25/2017	157	157
2003-21, 5.000%, 03/25/2018	1,168	1,169
2003-57-NE, 3.500%, 06/25/2018	4,359	4,362
2003-57-NK, 5.000%, 06/25/2018	647	649
2003-74, 3.750%, 08/25/2018	3,206	3,213
2003-81, 4.500%, 09/25/2018	14,898	15,026
2003-108, 4.000%, 11/25/2018	25,572	25,643
2003-128, 4.000%, 01/25/2019	171,521	172,356
2009-37, 4.000%, 04/25/2019	3,913	3,919
2004-19, 4.000%, 04/25/2019	25,790	25,898
1999-15, 6.000%, 04/25/2019	31,788	32,139
2004-36, 4.500%, 05/25/2019	12,334	12,442
1990-73, 0.000%, 07/25/2020 (d)	16,294	15,925
2008-36, 4.500%, 05/25/2023	76,653	78,649
2008-62, 4.000%, 07/25/2023	29,940	30,205
2005-27, 5.500%, 05/25/2034	8,377	8,524
2005-62, 4.750%, 07/25/2035	13,891	14,294
2010-90, 4.000%, 04/25/2040	87,461	88,575

Fannie Mae-Aces
2012-M9, 4.242%, 12/25/2017 (b)(c)	207,213	21
2015-M4, 1.447% (1 Month LIBOR USD + 0.210%), 09/25/2018 (a)	158,990	158,924
2015-M10, 1.487% (1 Month LIBOR USD + 0.250%), 03/25/2019 (a)	412,505	412,569
2012-M8, 2.167%, 12/25/2019 (b)(c)	12,218,769	183,668
2015-M17, 2.167% (1 Month LIBOR USD + 0.930%), 11/25/2022 (a)	632,077	632,920
2016-M2, 1.470%, 01/25/2023	764,275	752,567

FHLMC-GNMA
G023, 1.778% (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	128,935	130,183

Freddie Mac Gold Pool
E0-1343, 5.000%, 04/01/2018	3,411	3,481
G1-1399, 5.500%, 04/01/2018	267	267
E0-1386, 5.000%, 06/01/2018	1,461	1,490
E0-1497, 5.500%, 11/01/2018	3,867	3,916
G1-2883, 5.000%, 12/01/2018	16,443	16,778
G1-1731, 5.500%, 12/01/2018	19,452	19,608
G1-1551, 5.500%, 02/01/2019	3,109	3,131
G1-3052, 5.000%, 03/01/2019	11,657	11,894
B1-5137, 4.000%, 06/01/2019	9,784	10,077
G1-2081, 4.500%, 06/01/2019	4,249	4,331
G1-8009, 5.000%, 09/01/2019	18,664	19,161

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments (Continued)

November 30, 2017 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 80.05% (Continued)
Freddie Mac Gold Pool (Continued)
G1-3330, 6.000%, 10/01/2019	$2	$2
G1-2131, 5.000%, 12/01/2019	700,216	714,523
G1-2569, 4.000%, 05/01/2020	81,297	83,726
G1-1754, 6.000%, 07/01/2020	578	588
G1-3272, 4.500%, 08/01/2020	25,386	25,795
G1-1838, 6.000%, 08/01/2020	5,954	6,060
G1-3318, 5.000%, 10/01/2020	106,618	108,852
G1-2046, 4.000%, 12/01/2020	31,427	31,892
G1-2911, 4.000%, 02/01/2021	16,763	17,264
G1-4200, 4.000%, 06/01/2021	61,174	63,002
G1-2456, 4.000%, 10/01/2021	35,282	36,336
G1-4904, 4.500%, 12/01/2021	49,151	49,942
G1-2977, 5.500%, 10/01/2022	32,413	33,881
G3-0234, 6.500%, 11/01/2022	2,064	2,216
G1-3007, 5.000%, 03/01/2023	62,130	65,255
G1-3345, 6.500%, 10/01/2023	15,263	15,875
G1-4160, 6.000%, 01/01/2024	3,491	3,578
G1-3390, 6.000%, 01/01/2024	57,064	60,354
G1-3692, 5.500%, 02/01/2024	26,032	27,357
G1-3610, 5.500%, 02/01/2024	45,890	48,433
G1-5123, 3.000%, 06/01/2024	151,288	154,455
G1-8323, 4.500%, 09/01/2024	139,955	147,499
G1-8330, 4.500%, 11/01/2024	126,694	133,330
G1-6359, 5.500%, 12/01/2024	161,296	167,195
J1-2635, 4.000%, 07/01/2025	86,405	90,136
G3-0289, 7.000%, 09/01/2025	237,157	251,598
J1-3273, 3.500%, 10/01/2025	140,735	145,726
C9-0945, 5.000%, 01/01/2026	83,540	90,103
G1-4159, 4.000%, 06/01/2026	205,842	215,033
G1-4391, 5.000%, 06/01/2026	73,854	76,280
G1-6358, 5.000%, 06/01/2026	303,396	312,475
G1-6357, 4.500%, 09/01/2026	217,409	221,842
C9-0989, 6.000%, 09/01/2026	62,157	69,689
G1-4350, 4.000%, 12/01/2026	131,846	137,715
G0-1584, 5.000%, 08/01/2033	97,087	105,902
G0-5168, 5.000%, 12/01/2034	23,173	25,261
G0-4913, 5.000%, 03/01/2038	87,527	95,324
H0-9207, 6.500%, 08/01/2038	76,496	82,599

Freddie Mac Multifamily Structured Pass Through Certificates
K-714, 0.817%, 10/25/2020 (b)(c)	11,335,535	184,182
Q-004, 2.666%, 01/25/2021 (b)	485,033	490,393
Q-001, 1.701%, 04/25/2021	587,397	581,055
K-720, 0.656%, 08/25/2022 (b)(c)	9,643,966	198,156
K-023, 1.403%, 08/25/2022 (b)(c)	4,681,995	232,424
K-J10, 2.124%, 12/25/2022	153,881	153,522
K-724, 0.397%, 11/25/2023 (b)(c)	5,255,187	76,822

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments (Continued)

November 30, 2017 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 80.05% (Continued)
Freddie Mac Multifamily Structured Pass Through Certificates (Continued)
K-BF1, 1.622% (1 Month LIBOR USD + 0.390%), 07/25/2024 (a)	$400,000	$401,336
K-057, 1.327%, 07/25/2026 (b)(c)	2,694,793	222,421

Freddie Mac REMICS
2575, 5.000%, 02/15/2018	1,869	1,871
2627, 4.500%, 06/15/2018	8,014	8,043
2663, 5.000%, 08/15/2018	15,091	15,167
2686, 3.500%, 10/15/2018	21,377	21,397
2707, 4.500%, 11/15/2018	22,529	22,680
2720, 5.000%, 12/15/2018	12,762	12,868
3563, 4.000%, 08/15/2019	30,865	31,043
2895, 4.000%, 11/15/2019	30,275	30,609
3414, 4.000%, 12/15/2019	31,831	32,075
2934, 0.000%, 02/15/2020 (d)	26,957	26,473
2999, 4.500%, 07/15/2020	35,672	36,356
3033, 4.500%, 09/15/2020	22,879	23,122
3288, 4.500%, 03/15/2022	64,870	65,580
2649, 3.500%, 07/15/2023	23,947	24,329
2720, 5.000%, 12/15/2023	92,403	97,524
2824, 5.000%, 07/15/2024	6,462	6,769
3784, 4.000%, 01/15/2026	43,146	44,732
3803, 4.000%, 11/15/2028	14,522	14,563
2344, 6.500%, 08/15/2031	27,323	31,596

FRESB Mortgage Trust
2015-SB2, 2.086% (1 Month LIBOR USD + 2.090%), 07/25/2035 (a)	387,905	385,388
2015-SB7, 2.370% (1 Month LIBOR USD + 2.370%), 09/25/2035 (a)	1,035,912	1,034,761
2015-SB9, 2.539% (1 Month LIBOR USD + 0.700%), 11/25/2035 (a)	472,790	473,247
2016-SB13, 2.060% (1 Month LIBOR USD + 2.060%), 01/25/2036 (a)	448,170	442,264
2016-SB16, 2.130% (1 Month LIBOR USD + 2.130%), 05/25/2036 (a)	474,391	468,539
2017-SB32, 2.300% (1 Month LIBOR USD + 2.300%), 04/25/2037 (a)	495,773	490,088
2015-SB3, 2.012% (1 Month LIBOR USD + 2.010%), 08/25/2042 (a)	301,733	299,799

Ginnie Mae I Pool
603378X, 5.000%, 01/15/2018	118	119
781731X, 4.500%, 11/15/2018	16,785	16,988
781919X, 5.000%, 05/15/2020	103,534	107,014
782232X, 5.000%, 07/15/2021	61,136	63,291
782618X, 4.500%, 04/15/2024	116,539	123,238
741854X, 4.000%, 05/15/2025	173,234	178,745

Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	396,971	389,578
2010-112, 3.000%, 04/20/2038	13,776	13,818
2013-55, 1.579%, 12/16/2042	476,982	466,366
2015-97, 2.400%, 04/16/2043	893,673	880,227
2011-6, 3.500%, 10/16/2044 (b)	466,486	470,258

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments (Continued)

November 30, 2017 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 80.05% (Continued)
Government National Mortgage Association (Continued)
2013-107, 0.545%, 11/16/2047 (b)(c)	$5,323,572	$158,513
2013-15, 0.593%, 08/16/2051 (b)(c)	6,512,238	263,714
2013-07, 0.347%, 05/16/2053 (b)(c)	8,648,727	264,187
2013-01, 0.731%, 02/16/2054 (b)(c)	7,050,850	339,797
2013-105, 0.659%, 06/16/2054 (b)(c)	4,560,296	146,257
2013-17, 0.834%, 06/16/2054 (b)(c)	7,940,286	326,478
2013-40, 0.918%, 06/16/2054 (b)(c)	4,839,540	208,298
2013-101, 0.677%, 10/16/2054 (b)(c)	5,648,214	196,821
2013-156, 0.753%, 06/16/2055 (b)(c)	5,743,477	227,979
2014-155, 1.212%, 08/16/2055 (b)(c)	2,079,453	143,175
2014-01, 0.559%, 09/16/2055 (b)(c)	9,327,997	319,015
2014-54, 0.578%, 09/16/2055 (b)(c)	6,921,291	272,205
2014-73, 0.655%, 04/16/2056 (b)(c)	6,119,851	243,913
2014-120, 0.735%, 04/16/2056 (b)(c)	2,890,018	132,258
2014-138, 0.761%, 04/16/2056 (b)(c)	2,117,322	108,134
2015-130, 0.867%, 07/16/2057 (b)(c)	3,281,107	169,212
2016-52, 0.946%, 03/16/2058 (b)(c)	5,592,699	374,305
TOTAL MORTGAGE BACKED SECURITIES (Cost $31,070,909)		29,180,298

U.S. GOVERNMENT NOTES/BONDS – 18.26%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2021	1,041,400	1,034,799
0.125%, 04/15/2018	1,601,610	1,597,220
United States Treasury Notes/Bonds
0.750%, 12/31/2017	500,000	499,832
1.000%, 12/31/2017	1,200,000	1,199,839
0.750%, 01/31/2018	2,200,000	2,198,205
0.625%, 06/30/2018	125,000	124,395
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $6,684,967)		6,654,290

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments (Continued)

November 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 16.22%
First American U.S. Treasury Money Market Fund, Class Z, 0.954% (e)	5,913,753	$5,913,753
TOTAL SHORT-TERM INVESTMENTS (Cost $5,913,753)		5,913,753

Total Investments (Cost $43,669,629) – 114.53%		41,748,341
Liabilities in Excess of Other Assets – (14.53)%		(5,296,395)
TOTAL NET ASSETS – 100.00%		$36,451,946

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2017.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2017. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Seven day yield as of November 30, 2017.

Abbreviations
#TBA	Pool number to be announced.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds

Statements of Assets and Liabilities

November 30, 2017 (Unaudited)

		Short Term
	Equity	U.S. Government
	Income	Agency
	Plus Fund	Income Fund
ASSETS
Investments, at value (cost $60,260,436 and $43,669,629, respectively)	$63,786,330	$41,748,341
Receivable for investments sold	10,634	1,042,489
Dividends and interest receivable	148,382	176,782
Receivable for Fund shares sold	300	93,127
Receivable from Adviser	—	8,519
Other assets	17,402	13,282
TOTAL ASSETS	63,963,048	43,082,540

LIABILITIES
Written options, at value (premiums received of $1,879,335 and $—, respectively)	2,063,960	—
Payable for investments purchased	690,910	6,471,969
Payable for Fund shares redeemed	73,808	117,805
Payable to Adviser	5,653	—
Payable to affiliates	27,808	24,961
Payable for Trustee fees	2,191	2,185
Payable for distribution (Rule 12b-1) fees	1,572	—
Payable for shareholder servicing fees	2,899	—
Accrued expenses and other liabilities	18,147	13,674
TOTAL LIABILITIES	2,886,948	6,630,594

NET ASSETS	$61,076,100	$36,451,946

Net Assets Consist Of:
Paid-in capital	$67,174,629	$43,032,084
Accumulated undistributed net investment loss	(397,939)	(55,085)
Accumulated net realized loss from investments	(9,041,859)	(4,603,765)
Net unrealized appreciation (depreciation) on investments:
Investments and purchased options	3,525,894	(1,921,288)
Written options	(184,625)	—
Net Assets	$61,076,100	$36,451,946

Institutional Class Shares
Net assets	60,168,012	36,451,946
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	5,470,610	3,884,767
Net asset value, offering price and redemption price per share	$11.00	$9.38

Investor Class Shares
Net assets	908,088	N/A
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	82,776	N/A
Net asset value, offering price and redemption price per share	$10.97	$ N/A

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds

Statements of Operations

For the Six Months Ended November 30, 2017 (Unaudited)

		Short Term
	Equity	U.S. Government
	Income	Agency
	Plus Fund	Income Fund
INVESTMENT INCOME
Dividend income	$359,801	$—
Interest income (net of amortization and paydown gains and losses)	22,040	615,627
TOTAL INVESTMENT INCOME	381,841	615,627

EXPENSES
Management fees	230,034	57,747
Administration and accounting fees	47,832	26,152
Transfer agent fees and expenses	25,735	12,567
Federal and state registration fees	17,073	9,377
Audit and tax fees	10,065	9,317
Legal fees	6,459	6,774
Chief Compliance Officer fees	6,039	6,039
Custody fees	5,039	8,446
Trustees’ fees	3,520	3,520
Reports to shareholders	3,021	2,866
Pricing expenses	1,736	18,898
Distribution (Rule 12b-1) fees – Investor Class	1,296	—
Other expenses	2,881	2,771
TOTAL EXPENSES	360,730	164,474
Less waivers and reimbursement by Adviser (Note 4)	(129,021)	(58,604)
NET EXPENSES	231,709	105,870

NET INVESTMENT INCOME	150,132	509,757

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments
Investments and purchased options	1,038,656	45,483
Written options	(936,985)	—
Foreign currency	(194)	—
Change in net unrealized appreciation (depreciation) on investments
Investments and purchased options	2,103,371	(507,121)
Written options	(178,163)	—
Foreign currency	(47)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,026,638	(461,638)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,176,770	$48,119

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017
FROM OPERATIONS
Net investment income	$150,132	$1,050,993
Net realized gain (loss) from:
Investments and purchased options	1,038,656	2,199,261
Written options	(936,985)	(965,738)
Foreign currency	(194)
Change in net unrealized appreciation (depreciation) on:
Investments and purchased options	2,103,371	(216,323)
Written options	(178,163)	367,217
Foreign currency	(47)	47
Net increase in net assets from operations	2,176,770	2,435,457

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(539,594)	(1,120,712)
Net investment income – Investor Class	(6,650)	(21,570)
Net decrease in net assets resulting from distributions paid	(546,244)	(1,142,282)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	2,040,435	13,717,771
Proceeds from shares sold – Investor Class	45,700	97,720
Shares issued in reinvestment of distributions – Institutional Class	454,706	1,060,839
Shares issued in reinvestment of distributions – Investor Class	6,210	19,885
Payments for shares redeemed – Institutional Class	(8,835,940)	(83,657,483)
Payments for shares redeemed – Investor Class	(288,164)	(1,380,272)
Net decrease in net assets from capital share transactions	(6,577,053)	(70,141,540)

TOTAL DECREASE IN NET ASSETS	(4,946,527)	(68,848,365)

NET ASSETS:
Beginning of period	66,022,627	134,870,992
End of period	$61,076,100	$66,022,627

ACCUMULATED UNDISTRIBUTED NET INVESTMENT LOSS	$(397,939)	$(1,827)

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017
FROM OPERATIONS
Net investment income	$509,757	$1,698,791
Net realized gain (loss) from investments	45,483	(218,384)
Change in net unrealized depreciation on investments	(507,121)	(1,249,607)
Net increase in net assets from operations	48,119	230,800

FROM DISTRIBUTIONS
Net investment income	(577,000)	(1,928,017)
Net decrease in net assets resulting from distributions paid	(577,000)	(1,928,017)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,721,850	22,799,351
Shares issued in reinvestment of distributions	357,882	1,506,979
Payments for shares redeemed	(6,493,400)	(83,378,452)
Net increase (decrease) in net assets from capital share transactions	586,332	(59,072,122)
TOTAL INCREASE (DECREASE) IN NET ASSETS	57,451	(60,769,339)

NET ASSETS:
Beginning of period	36,394,495	97,163,834
End of period	$36,451,946	$36,394,495

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME (LOSS)	$(55,085)	$12,158

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund – Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months
	Ended
	November 30,	Year Ended	Year Ended	Year Ended	Period Ended
	2017	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Year/Period	$10.72	$10.45	$11.54	$11.15	$10.00

Income (loss) from investment operations:
Net investment income(2)(3)	0.03	0.14	0.16	0.22	0.31
Net realized and unrealized
gain (loss) on investments	0.35	0.31	(0.58)	0.48	1.06
Total from investment operations	0.38	0.45	(0.42)	0.70	1.37

Less distributions paid:
From net investment income	(0.10)	(0.18)	(0.22)	(0.22)	(0.22)
From realized gain	—	—	(0.45)	(0.09)	—
Total distributions paid	(0.10)	(0.18)	(0.67)	(0.31)	(0.22)

Net Asset Value, End of Year/Period	$11.00	$10.72	$10.45	$11.54	$11.15

Total Return(4)(6)	3.54%	4.29%	(3.52)%	6.37%	13.83%

Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$60,168	$64,908	$132,523	$159,725	$71,383

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	1.17%	1.09%	1.03%	1.05%	1.29%
After waivers and reimbursements of expenses	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of net investment income
to average net assets(5)
Before waivers and reimbursements of expenses	0.07%	0.95%	1.95%	1.61%	2.61%
After waivers and reimbursements of expenses	0.49%	1.29%	2.23%	1.91%	3.15%

Portfolio turnover rate(4)	48.94%	77.33%	63.55%	87.20%	53.61%

(1)	The Institutional Class shares commenced operations on June 28, 2013.
(2)	Per share net investment income has been calculated using the daily average shares outstanding method.
(3)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund – Investor Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months
	Ended
	November 30,	Year Ended	Year Ended	Year Ended	Period Ended
	2017	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Year/Period	$10.69	$10.43	$11.53	$11.14	$10.00

Income (loss) from investment operations:
Net investment income(2)(3)	0.02	0.11	0.12	0.18	0.29
Net realized and unrealized
gain (loss) on investments	0.34	0.30	(0.58)	0.49	1.06
Total from investment operations	0.36	0.41	(0.46)	0.67	1.35

Less distributions paid:
From net investment income	(0.08)	(0.15)	(0.19)	(0.19)	(0.21)
From realized gain	—	—	(0.45)	(0.09)	—
Total distributions paid	(0.08)	(0.15)	(0.64)	(0.28)	(0.21)

Net Asset Value, End of Year/Period	$10.97	$10.69	$10.43	$11.53	$11.14

Total Return(4)(6)	3.34%	3.92%	(3.88)%	6.09%	13.58%

Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$908	$1,114	$2,348	$2,330	$1,273

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	1.42%	1.44%	1.38%	1.40%	1.56%
After waivers and reimbursements of expenses	1.07%	1.10%	1.10%	1.10%	1.10%

Ratio of net investment income
to average net assets(5)
Before waivers and reimbursements of expenses	(0.03)%	0.69%	1.60%	1.31%	2.50%
After waivers and reimbursements of expenses	0.32%	1.03%	1.88%	1.61%	2.96%

Portfolio turnover rate(4)	48.94%	77.33%	63.55%	87.20%	53.61%

(1)	The Retail Class shares commenced operations on June 28, 2013.
(2)	Per share net investment income has been calculated using the daily average shares outstanding method.
(3)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund – Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months
	Ended
	November 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017	May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value,
Beginning of Year/Period	$9.51	$9.75	$9.91	$10.06	$10.07	$10.20

Income (loss) from
investment operations:
Net investment income (loss)(1)(2)	0.12	0.25	0.15	0.15	0.01	(0.10)
Net realized and unrealized
gain (loss) on investments	(0.11)	(0.19)	(0.11)	(0.08)	0.18	0.11
Total from investment operations	0.01	0.06	0.04	0.07	0.19	0.01

Less distributions paid:
From net investment income	(0.14)	(0.30)	(0.20)	(0.22)	(0.20)	(0.14)
Total distributions paid	(0.14)	(0.30)	(0.20)	(0.22)	(0.20)	(0.14)

Net Asset Value, End of Year/Period	$9.38	$9.51	$9.75	$9.91	$10.06	$10.07

Total Return(3)(4)	0.13%	0.64%	0.35%	0.75%	1.14%	0.08%

Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$36,452	$36,394	$97,164	$83,678	$109,404	$124,016

Ratio of expenses to average net assets(5)
Before waivers and
reimbursements of expenses	0.85%	0.64%	0.59%	0.65%	0.71%	0.59%
After waivers and
reimbursements of expenses	0.55%	0.55%	0.58%	0.66%	0.70%	0.59%

Ratio of net investment income
(loss) to average net assets(5)
Before waivers and
reimbursements of expenses	2.35%	2.50%	1.50%	1.52%	0.12%	(0.96)%
After waivers and
reimbursements of expenses	2.65%	2.59%	1.51%	1.51%	0.13%	(0.96)%

Portfolio turnover rate(4)	74.52%	164.31%	182.08%	99.63%	72.73%	78.90%

(1)	Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(2)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds
Notes to Financial Statements
November 30, 2017 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The M.D. Sass Funds (the “Funds”) each represent a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the M.D. Sass Short Term U.S. Government Agency Income Fund (the “Short Term U.S. Government Agency Income Fund”) is to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets. The investment objective of the M.D. Sass Equity Income Plus Fund (the “Equity Income Plus Fund”) is to generate income as well as capital appreciation, while emphasizing downside protection.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Short Term U.S. Government Agency Income Fund currently offers one class of shares, the Institutional Class.  Effective February 20, 2014, the Short Term U.S. Government Agency Income Fund ceased offering its StoneCastle Treasurer Class.  Effective September 1, 2015, the Short Term U.S. Government Agency Income Fund converted its Retail Class shares to Institutional Class shares and ceased offering its Retail Class.  The Equity Income Plus Fund currently offers two classes of shares, the Institutional Class and the Investor Class. Effective February 29, 2016, the Equity Income Plus Fund converted its Class C shares to Retail Class shares and ceased offering its Class C shares, and the Retail Class was renamed to the Investor Class. The Investor Class shares are subject to a 0.25% distribution (Rule 12b-1) fee and a shareholder servicing fee not to exceed 0.10%.  Each class of shares in both Funds have identical rights and privileges except with respect to the Rule 12b-1 and shareholder servicing fees and voting rights on matters affecting a single class of shares.  The Short Term U.S. Government Agency Income Fund’s registration statement became effective on June 22, 2011.  The Institutional Class shares commenced operations on June 30, 2011.  The Equity Income Plus Fund’s registration statement became effective on June 28, 2013 at which time the Institutional and Investor Classes commenced operations.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by M.D. Sass Investors Services, Inc. and M.D. Sass, LLC (the “Advisers”), investment advisers to the Short Term U.S. Government Agency Income Fund and Equity Income Plus Fund, respectively.  The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or will be valued at the later sale price on the composite market (defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service).  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2017 (Unaudited)

security when corporate events, events in the securities market and/or world events cause the Advisers to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Debt securities, including U.S. Government and Agency Securities, corporate securities, municipal securities, mortgage- and asset-backed securities, commercial paper, banker’s acceptances, certificates of deposit, time deposits and U.S. Treasury Bills, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean by pricing service providers.  Pricing services may use various valuation methodologies such as broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  If a price is not available from a pricing service, the most recent quotation obtained from one or more brokers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  These securities that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.  Fixed income securities purchased on a delayed delivery basis are typically marked to market daily until settlement at the forward settlement date.  Any discount or premium is accreted or amortized using the “constant yield 2” method until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2017:

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2017 (Unaudited)

Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$49,025,601	$—	$—	$49,025,601
Master Limited Partnerships	4,349,085	—	—	4,349,085
Real Estate Investment Trusts	3,330,956	—	—	3,330,956
Purchased Options	65,850	—	—	65,850
Total Equities	$56,771,492	$—	$—	$56,771,492
Short-Term Investments	$7,014,838	$—	$—	$7,014,838
Total Investments in Securities	$63,786,330	$—	$—	$63,786,330
Liabilities:
Written Options	$(1,419,285)	$(644,675)	$—	$(2,063,960)
Total Liabilities	$(1,419,285)	$(644,675)	$—	$(2,063,960)

(1) See the Schedule of Investments for industry classifications.

Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Backed Securities	$—	$29,180,298	$—	$29,180,298
U.S. Government Notes/Bonds	—	6,654,290	—	6,654,290
Total Fixed Income	$—	$35,834,588	$—	$35,834,588
Short-Term Investments	$5,913,753	$—	$—	$5,913,753
Total Investments in Securities	$5,913,753	$35,834,588	$—	$41,748,341

The Funds did not hold any investments during the six months ended November 30, 2017 with significant unobservable inputs which would be classified as Level 3.  During the six months ended November 30, 2017, there were no transfers between levels for the Funds.  It is the Funds’ policy to record transfers between levels as of the end of the reporting period.

(b) Derivative Instruments
The Short Term U.S. Government Agency Income Fund did not hold any financial derivative instruments during the six months ended November 30, 2017.
The Equity Income Plus Fund invested in derivative instruments, such as purchased and written options, during the six months ended November 30, 2017.
The following sets forth the fair value of derivative instruments as reported for the Equity Income Plus Fund within the Statement of Assets and Liabilities as of November 30, 2017:

	Asset Derivatives		Liability Derivatives
Derivatives not
accounted for as	Statement of Assets &		Statement of Assets &
hedging instruments	Liabilities Location	Value	Liabilities Location	Value
Equity Contracts –	Investments,		Written Options,
Options	at value	$65,850	at value	$2,063,960
Total		$65,850		$2,063,960

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2017 (Unaudited)

The effect of derivative instruments for the Equity Income Plus Fund on the Statement of Operations for the six months ended November 30, 2017:

Amount of Net Realized Loss on Derivatives Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options(1)	Options	Total
Equity Contracts	$(1,067,856)	$(936,985)	$(2,004,841)
Total	$(1,067,856)	$(936,985)	$(2,004,841)

Change in Net Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options(1)	Options	Total
Equity Contracts	$76,631	$(178,163)	$(101,532)
Total	$76,631	$(178,163)	$(101,532)

(1)	Reflected within investments and purchased options on the Statements of Operations.

ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” deals with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments.  The Fund is not subject to any Master Netting Arrangements, therefore the Fund was not required to offset any assets or liabilities.

Options

GAAP requires enhanced disclosures about the Equity Income Plus Fund’s derivative activities, including how such activities are accounted for and their effect on the Equity Income Plus Fund’s financial position and results of operations.

The Equity Income Plus Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Equity Income Plus Fund enters into written call options to reduce volatility of the portfolio and/or earn premium income. Additionally, for hedging purposes, the Equity Income Plus Fund will periodically buy put options on equity securities indices. The Equity Income Plus Fund’s option component of its overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Equity Income Plus Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.

The Equity Income Plus Fund may purchase put options on indices and enter into related closing transactions.  As a holder of a put option, the Equity Income Plus Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.

When the Equity Income Plus Fund writes an option, an amount equal to the premium received by the Equity Income Plus Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Equity Income Plus Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Equity Income Plus Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Equity Income Plus Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2017 (Unaudited)

When purchasing options, the Equity Income Plus Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Equity Income Plus Fund has a realized gain or loss.

(c) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2017, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the year ended May 31, 2017, the Funds did not incur any interest or penalties.  The Equity Income Plus Fund is subject to examination by U.S. federal tax authorities for the tax periods since the commencement of operations.

The Short Term U.S. Government Agency Income Fund is not subject to examination by U.S. taxing authorities for tax periods prior to the year ended May 31, 2014.
(d) Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets.  Rule 12b-1 fees are expensed at 0.25% of average daily net assets of the Investor Class shares of the Equity Income Plus Fund.  Shareholder servicing fees are expensed at an amount not to exceed 0.10% of average daily net assets of the Investor Class shares of the Equity Income Plus Fund.  Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2017 (Unaudited)

(h) Other

Investment transactions are recorded on the trade date.  The Funds determine the gain or loss from investment transactions using the first in-first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Return of capital distributions received from the Funds’ investments in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security.  Any discount or premium on securities purchased are accreted or amortized until maturity using the constant yield 2 method.  Gains and losses on principal payments of mortgage-backed securities (paydowns gains and losses) are included as an adjustment to interest income in the Statements of Operations.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended May 31, 2017 and May 31, 2016 were as follows:
Equity Income Plus Fund

	May 31, 2017	May 31, 2016
Ordinary Income	$1,142,282	$8,185,364
Long-Term Capital Gain	—	1,563,491

Short Term U.S. Government Agency Income Fund

	May 31, 2017	May 31, 2016
Ordinary Income	$1,928,017	$1,963,945
Long-Term Capital Gain	—	—

As of May 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

		Short Term
	Equity	U.S. Government
	Income	Agency
	Plus Fund	Income Fund
Cost basis of investments for federal income tax purposes	$67,417,351	$41,238,719
Gross tax unrealized appreciation	5,772,222	833,952
Gross tax unrealized depreciation	(5,396,365)	(2,248,119)
Net tax unrealized appreciation (depreciation)	375,857	(1,414,167)
Undistributed ordinary income	187,482	12,158
Undistributed long-term capital gain	—	—
Total distributable earnings	187,482	12,158
Other accumulated losses	(8,292,394)	(4,649,248)
Total accumulated losses	$(7,729,055)	$(6,051,257)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to basis adjustments related to investments in partnerships and the deferral of losses on wash sales and straddle adjustments.

At May 31, 2017, the Short Term U.S. Government Agency Income Fund had short-term capital loss carryovers of $3,886,429 and had long-term capital loss carryovers of $762,819.  At May 31, 2017, the Equity Income Plus Fund had short-term capital loss carryovers of $8,118,983 and had long-term capital loss carryovers of $166,995.  These losses will be carried forward indefinitely to offset future realized capital gains.  To the extent the Funds’ realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryovers.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2017 (Unaudited)

year ended May 31, 2017, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

Equity Income Plus Fund
Undistributed Net Investment Income/(Loss)	$118,471
Accumulated Net Realized Gain/(Loss)	$(118,471)

Short Term U.S. Government Agency Income Fund
Undistributed Net Investment Income/(Loss)	$229,474
Accumulated Net Realized Gain/(Loss)	$(229,474)

(4)	Investment Advisers

The Trust has Investment Advisory Agreements (collectively, the “Agreement”) with the Advisers to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Funds compensate the Advisers for their management services at the annual rate of 0.30% and 0.75% of the Funds’ average daily net assets for the Short Term U.S. Government Agency Income Fund and Equity Income Plus Fund, respectively.

The Advisers have contractually agreed to waive their management fee and/or reimburse the Funds’ other expenses at least through the expiration dates listed below, to the extent necessary to ensure that the Funds’ operating expenses (excluding any front end or contingent deferred load, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expiration Date	Expense Limitation Cap
Equity Income Plus Fund	September 28, 2018	0.75%
Short Term U.S. Government Agency Income Fund	September 28, 2018	0.55%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.  The following table details the remaining waived or reimbursed expenses subject to potential recovery expiring:

	November 30, 2020	May 31, 2020	May 31, 2019	November 30, 2018
Equity Income Plus Fund
Institutional Class	$127,216	$268,398	$418,492	$196,575
Investor Class	1,805	5,907	7,892	3,021
Short Term U.S. Government
Agency Income Fund
Institutional Class	58,604	61,936	8,541	—

(5)	Distribution Plan and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Equity Income Plus Fund, which authorizes the payment to Quasar Distributors, LLC (the “Distributor”) of a distribution (Rule 12b-1) fee of 0.25% of the Funds average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution. During the six months ended November 30, 2017, the Fund incurred expenses of $1,296 pursuant to the 12b-1 Plan.  As of November 30, 2017, the Fund owed the Distributor $1,572 in fees.

The Trust has adopted a shareholder servicing plan, on behalf of the Equity Income Plus Fund, which authorizes payment of a shareholder servicing fee not to exceed 0.10% of the average daily net assets of the Investor Class shares for the Equity Income Plus Fund. During the six months ended November 30, 2017, the Equity Income Plus Fund did not accrue shareholder servicing fees. The Fund owed shareholder servicing fees of $2,899 as of November 30, 2017.

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2017 (Unaudited)

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the six months ended November 30, 2017, and owed as of November 30, 2017, are as follows:

	Incurred	Owed
Equity Income Plus Fund	$47,832	$13,721
Short Term U.S. Government Agency Income Fund	26,152	6,873

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Funds’ custodian.  Fees incurred for the six months ended November 30, 2017, and owed as of November 30, 2017, are as follows:

Pricing Expenses	Incurred	Owed
Equity Income Plus Fund	$1,736	$600
Short Term U.S. Government Agency Income Fund	18,898	7,617

Transfer Agency	Incurred	Owed
Equity Income Plus Fund	$25,735	$9,222
Short Term U.S. Government Agency Income Fund	12,567	5,016

Custody	Incurred	Owed
Equity Income Plus Fund	$5,039	$2,232
Short Term U.S. Government Agency Income Fund	8,446	3,407

Each Fund has a line of credit with US Bank (see Note 10).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.
Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is a board member and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended November 30, 2017, and owed as of November 30, 2017, are as follows:

	Incurred	Owed
Equity Income Plus Fund	$6,039	$2,033
Short Term U.S. Government Agency Income Fund	6,039	2,048

(7)	Capital Share Transactions

Transactions in shares of the Equity Income Plus Fund were as follows:

Institutional Class
	Six Months Ended	Year Ended
	November 30, 2017	May 31, 2017
Shares sold	186,554	1,306,700
Shares reinvested	41,483	100,080
Shares redeemed	(814,492)	(8,033,695)
Net decrease	(586,455)	(6,626,915)

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2017 (Unaudited)

Investor Class
	Six Months Ended	Year Ended
	November 30, 2017	May 31, 2017
Shares sold	4,148	9,260
Shares reinvested	567	1,886
Shares redeemed	(26,226)	(132,027)
Net decrease	(21,511)	(120,881)

Transactions in shares of the Short Term U.S. Government Agency Income Fund were as follows:

Institutional Class
	Six Months Ended	Year Ended
	November 30, 2017	May 31, 2017
Shares sold	709,081	2,359,750
Shares reinvested	37,883	156,219
Shares redeemed	(687,280)	(8,652,573)
Net increase (decrease)	59,684	(6,136,604)

(8)	Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the Funds for the six months ended November 30, 2017 are summarized below:

		Short Term
	Equity Income	U.S. Government Agency
	Plus Fund	Income Fund
Purchases:
U.S. Government	$—	$25,407,805
Other	28,519,623	—
Sales:
U.S. Government	$—	$27,241,270
Other	35,803,387	—

(9)	Beneficial Ownership

The benefical ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At November 30, 2017, the following entities held over 25% of a Fund’s shares outstanding for the benefit of their customers:

Short Term U.S. Government Agency Income Fund

Institutional Class
National Financial Services, LLC	32.29%

Equity Income Plus Fund

Institutional Class
National Financial Services, LLC	28.31%

Investor Class
Raymond James & Associates, Inc.	32.06%
National Financial Services, LLC	29.71%
Pershing LLC	25.20%

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2017 (Unaudited)

(10)	Line of Credit

At November 30, 2017, the Equity Income Plus Fund and Short Term U.S. Government Agency Income Fund had lines of credit with a maximum amount of borrowing for the lessor of $7,000,000 and $5,000,000, respectively, or 33% of unencumbered assets of each Fund which mature August 10, 2018. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. For the six months ended November 30, 2017, the average interest rate under the lines of credit was 4.00% from June 1, 2017 through June 14, 2017 and 4.25% thereafter. Both the Equity Income Plus Fund and Short Term U.S. Government Agency Income Fund did not borrow on the line of credit during the six months ended November 30, 2017.

(11)	Subsequent Events

On December 28, 2017, the Short Term U.S. Government Agency Income Fund declared and paid a distribution from ordinary income of $38,378 to the shareholders of record on December 27, 2017.

M.D. Sass Equity Income Plus Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 17-18, 2017 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the M.D. Sass Equity Income Plus Fund (the “Fund”), a series of the Trust, and M.D. Sass, LLC, the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 14, 2017 (the “June 14, 2017 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2018.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Martin D. Sass and Ari Sass, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Fund.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund’s Institutional Class shares for the year-to-date, one-year and three-year periods ended April 30, 2017.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the performance of the Fund on both an absolute basis and in comparison to a benchmark index, the CBOE S&P 500 Buy Write Index, and in comparison to a peer group of U.S. open-end option writing funds as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

M.D. Sass Equity Income Plus Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees noted that for the year-to-date period ended April 30, 2017, the Fund’s performance for Institutional Class shares ranked above the Morningstar Peer Group median.  The Trustees further noted that for the one-year and three-year periods ended April 30, 2017, the Fund’s performance for Institutional Class shares ranked below the Morningstar Peer Group median.  The Trustees also noted that for the year-to-date, one-year and since inception periods ended March 31, 2017, the Fund’s Institutional Class shares had underperformed the benchmark index, and, for the year-to-date and one-year periods, was generally in alignment with the performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Fund relative to the Morningstar Peer Group.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had subsidized the Fund’s operations since the Fund’s inception and had not recouped those subsidies.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 14, 2017 meeting and the August 17-18, 2017 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.75% was below the Morningstar Peer Group average of 0.87%.  The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 0.75% for Institutional Class shares was the lowest in the category, well below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.19%, which fell within the third quartile.  The Trustees then compared the management fees paid by the Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Fund was not profitable to the Adviser after reflecting marketing and distribution expenses, but the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted the fee waivers and expense reimbursements by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets appear to be reasonable, and in many cases may benefit the Fund.

M.D. Sass Equity Income Plus Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement for an additional term ending August 31, 2018 as being in the best interests of the Fund and its shareholders.

M.D. Sass Short Term U.S. Government Agency Income Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 17-18, 2017 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the M.D. Sass Short Term U.S. Government Agency Income Fund (the “Fund”), a series of the Trust, and M.D. Sass Investors Services, Inc., the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 14, 2017 (the “June 14, 2017 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2018.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Hugh R. Lamle, Dominic Bruno, Nancy Persoons, Lipkee Lu and Steve Clancy, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Fund.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund’s Institutional Class shares for the year-to-date, one-year, three-year and five-year periods ended April 30, 2017.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to a benchmark index, the Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index, and in comparison to a peer group of U.S. open-end short government funds as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

M.D. Sass Short Term U.S. Government Agency Income Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees noted that for each of the year-to-date, one-year, three-year and five-year periods ended April 30, 2017, the Fund’s performance for Institutional Class shares ranked above the Morningstar Peer Group median, and for the one-year period ranked the best in the Peer Group.  The Trustees also noted that for the year-to-date, one-year, three-year and five-year periods ended March 31, 2017, the Fund’s Institutional Class shares had underperformed the Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index, outperformed the Index for the since inception period and were generally in alignment with performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Fund relative to the Morningstar Peer Group.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had subsidized the Fund’s operations since the Fund’s inception but had not yet fully recouped those subsidies.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage arrangements.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 14, 2017 meeting and the August 17-18, 2017 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.30% was below its Morningstar Peer Group average of 0.39%.  The Trustees observed that the Fund’s total expense ratio of 0.55% for Institutional Class shares was below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.66%.  The Trustees then compared the management fees paid by the Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that after payment of marketing related expenses, the Fund was not profitable to the Adviser, but the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted the fee waivers, expense reimbursements and expense recoupments by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets appear to be reasonable, and in many cases may benefit the Fund.

M.D. Sass Short Term U.S. Government Agency Income Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement for an additional term ending August 31, 2018 as being in the best interests of the Fund and its shareholders.

M.D. Sass Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

M.D. Sass Funds
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-MDS-FUND (1-855-637-3863).

Number of
		Term of	Portfolios		Other Directorships
	Position(s)	Office and	in Trust		Held by Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Independent Trustees
Michael D. Akers, Ph.D.	Trustee	Indefinite	31	Professor, Department of	Independent Trustee,
615 E. Michigan St.		Term; Since		Accounting, Marquette	USA MUTUALS (an
Milwaukee, WI 53202		August 22,		University (2004-present);	open-end investment
Year of Birth: 1955		2001		Chair, Department of	company with three
				Accounting, Marquette	portfolios).
University (2004-2017).

Gary A. Drska	Trustee	Indefinite	31	Pilot, Frontier/Midwest	Independent Trustee,
615 E. Michigan St.		Term; Since		Airlines, Inc. (airline company)	USA MUTUALS (an
Milwaukee, WI 53202		August 22,		(1986-present).	open-end investment
Year of Birth: 1956		2001			company with three
portfolios).

Jonas B. Siegel	Trustee	Indefinite	31	Retired (2011-present);	Independent Trustee,
615 E. Michigan St.		Term; Since		Managing Director, Chief	Gottex Trust (an open-end
Milwaukee, WI 53202		October 23,		Administrative Officer	investment company
Year of Birth: 1943		2009		(“CAO”) and Chief	with one portfolio)
				Compliance Officer (“CCO”),	(2010-2016); Independent
				Granite Capital International	Manager, Ramius IDF
				Group, L.P. (an investment	fund complex (two
				management firm) (1994-2011).	closed-end investment
companies) (2010-2015);
Independent Trustee,
Gottex Multi-Asset
Endowment fund complex
(three closed-end
investment companies)
(2010-2015); Independent
Trustee, Gottex Multi-
Alternatives fund complex
(three closed-end
investment companies)
(2010-2015).

M.D. Sass Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Portfolios		Other Directorships
	Position(s)	Office and	in Trust		Held by Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Interested Trustee and Officers
Joseph C. Neuberger*	Chairperson	Indefinite	31	President (2017-present);	Trustee, Buffalo Funds
615 E. Michigan St.	and	Term; Since		Chief Operating Officer	(an open-end investment
Milwaukee, WI 53202	Trustee	August 22,		(2016-present); Executive	company with ten
Year of Birth: 1962		2001		Vice President, U.S. Bancorp	portfolios); Trustee, USA
				Fund Services, LLC	MUTUALS (an open-end
				(1994-2017).	investment company with
three portfolios).

John P. Buckel	President	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	and	Term; Since		Services, LLC (2004-present).
Milwaukee, WI 53202	Principal	January 24,
Year of Birth: 1957	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	President,	Term; Since		Services, LLC (2002-present).
Milwaukee, WI 53202	Treasurer	January 24,
Year of Birth: 1974	and	2013
Principal
Financial and
Accounting
Officer

Elizabeth B. Scalf	Chief	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Compliance	Term; Effective		Fund Services, LLC (February
Milwaukee, WI 53202	Officer,	July 1,		2017-present); Vice President
Year of Birth: 1985	Vice	2017		and Assistant CCO, Heartland
	President and			Advisors, Inc. (December 2016-
	Anti-Money			January 2017); Vice President and
	Laundering			CCO, Heartland Group, Inc.
	Officer			(May 2016-November 2016);
Vice President, CCO and Senior
Legal Counsel (May 2016-
November 2016), Assistant CCO
and Senior Legal Counsel
(January 2016-April 2016),
Senior Legal and Compliance
Counsel (2013-2015), Legal and
Compliance Counsel (2011-2013),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.		Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		May 29,		(2012-present).
Year of Birth: 1981		2015

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 22,		(2010-present).
Year of Birth: 1987		2015

M.D. Sass Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Portfolios		Other Directorships
	Position(s)	Office and	in Trust		Held by Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		April 23,		(2011-present).
Year of Birth: 1987		2015

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		July 1,		(2010-present).
Year of Birth: 1987		2015

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended May 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

M.D. Sass Equity Income Plus Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2017 was as follows:

M.D. Sass Equity Income Plus Fund	100.00%

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisers the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-855-MDS-FUND (1-855-637-3863).  A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-MDS-FUND (1-855-637-3863), or by accessing the SEC’s website at http://www.sec.gov.

The Funds file a complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-MDS-FUND (1-855-637-3863) to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

M.D. SASS FUNDS

Investment Advisers	Equity Income Plus Fund
M.D. Sass, LLC
1185 Avenue of the Americas, 18th Floor
New York, New York 10036

Short Term U.S. Government Agency Income Fund
M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas, 18th Floor
New York, New York 10036

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    1/31/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    1/31/18

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    1/31/18

* Print the name and title of each signing officer under his or her signature.